Revenue and Geography Information (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Revenue and Geography Information [Line Items]
Intangible assets	¥ 1.1	¥ 1.8
Other Noncurrent Assets [Member]
Revenue and Geography Information [Line Items]
Other non-current assets	¥ 0.2